Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income before noncontrolling interests	$ 23,276	$ 23,608	$ 22,224
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	2,442	1,395	2,309
Changes in fair value of MSRs, MHFS and LHFS carried at fair value	62	1,820	(3,229)
Depreciation, amortization and accretion	3,288	2,515	3,293
Other net gains	(6,496)	(3,760)	(9,384)
Stock-based compensation	1,958	1,912	1,920
Excess tax benefits related to stock incentive compensation	(453)	(453)	(271)
Originations of MHFS	(178,266)	(144,812)	(317,054)
Proceeds from sales of and principal collected on mortgages originated for sale	133,194	117,097	311,431
Proceeds from sales of and principal collected on LHFS	7	207	575
Purchases of LHFS	(28)	(154)	(291)
Net change in:
Trading assets	47,244	11,186	43,638
Deferred income taxes	(2,265)	2,354	4,977
Accrued interest receivable	(623)	(372)	(13)
Accrued interest payable	160	119	(32)
Other assets	(1,764)	(10,681)	4,693
Other accrued expenses and liabilities	(6,964)	15,548	(7,145)
Net cash provided by operating activities	14,772	17,529	57,641
Net change in:
Federal funds sold, securities purchased under resale agreements and other short-term investments	(11,866)	(41,778)	(78,184)
Available-for-sale securities:
Sales proceeds	25,431	6,089	2,837
Prepayments and maturities	33,912	37,257	50,737
Purchases	(79,778)	(44,807)	(89,474)
Held-to-maturity securities:
Paydowns and maturities	5,290	5,168	30
Purchases	(25,424)	(47,012)	(5,782)
Nonmarketable equity investments:
Sales proceeds	3,496	3,161	2,577
Purchases	(2,352)	(3,087)	(3,273)
Loans:
Loans originated by banking subsidiaries, net of principal collected	(57,016)	(65,162)	(43,744)
Proceeds from sales (including participations) of loans held for investment	11,672	21,564	7,694
Purchases (including participations) of loans	(13,759)	(6,424)	(11,563)
Principal collected on nonbank entities' loans	10,023	13,589	19,955
Loans originated by nonbank entities	(12,441)	(13,570)	(17,311)
Net cash paid for acquisitions	(3)	(174)	0
Proceeds from sales of foreclosed assets and short sales	7,803	7,697	11,021
Net cash from purchases and sales of MSRs	(135)	(150)	407
Other, net	(2,088)	(741)	581
Net cash used by investing activities	(107,235)	(128,380)	(153,492)
Net change in:
Deposits	54,867	89,133	76,342
Short-term borrowings	34,010	8,035	(3,390)
Long-term debt:
Proceeds from issuance	43,030	42,154	53,227
Repayment	(27,333)	(15,829)	(25,423)
Preferred stock:
Proceeds from issuance	2,972	2,775	3,145
Cash dividends paid	(1,426)	(1,235)	(1,017)
Common stock:
Proceeds from issuance	1,726	1,840	2,224
Repurchased	(8,697)	(9,414)	(5,356)
Cash dividends paid	(7,400)	(6,908)	(5,953)
Excess tax benefits related to stock incentive compensation	453	453	271
Net change in noncontrolling interests	(232)	(552)	(296)
Other, net	33	51	136
Net cash provided by financing activities	92,003	110,503	93,910
Net change in cash and due from banks	(460)	(348)	(1,941)
Cash and due from banks at beginning of year	19,571	19,919	21,860
Cash and due from banks at end of year	19,111	19,571	19,919
Supplemental cash flow disclosures:
Cash paid for interest	3,816	3,906	4,321
Cash paid for income taxes	$ 13,688	$ 8,808	$ 7,132